Supplementary information on capital management	6 Months Ended
Jun. 30, 2018
Supplementary information on capital management
Supplementary information on capital management

9. Supplementary information on capital management

As of June 30, 2018 and December 31, 2017 the total equity in percent of total assets was 47,8% and 45,1%, respectively, and the debt in percent of total assets was 29,0% and 31,0%, respectively.

Further information on the Company’s capital management is available in the Annual Report on Form 20-F as of December 31, 2017.

The Company’s financing structure and business model are reflected in the investment grade ratings. The Company is covered by the three leading rating agencies, Moody’s, Standard & Poor’s and Fitch.

Rating (1)

	Standard & Poor´s	Moody´s	Fitch

Corporate Credit Rating	BBB-	Baa3	BBB-
Outlook	positive	stable	stable
(1) A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.